ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations	The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.